Income Taxes - Provision (Benefit) for Income Taxes (Details) - USD ($)	3 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal	$ 0	$ 0
State	0	0
Total current	0	0
Deferred:
Federal	(79,000)	0
State	(30,000)	0
Total deferred	(109,000)	0
Total income tax benefit	$ (109,000)	$ 0